Other Non-current Assets	12 Months Ended
Jun. 30, 2026
Disclosure Text Block Supplement [Abstract]
Other Non-current Assets

8. Other Non-current Assets

	As of June 30,
	2026	2025
	US$	US$
Long-term unamortized expenses (1)	394,803	1,537,791
Deposits for property and equipment	2,875,341	-
Prepayment for equity investment (2)	1,599,163	-
Prepayment for software development	1,622,979	-
Other non-current assets	6,492,286	1,537,791

(1)	On October 18, 2025, the Company granted an aggregate of 1,000,000 Class A restricted shares (10,000 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) to external consultants in exchange for the consulting services, at a grant date share price of US$0.515 per share (US$51.5 per share on a post-split basis), representing total share-based compensation of US$515,000.

(2)	The payment for equity investment represents a US$1,600,000 deposit paid by the Group in connection with the proposed subscription of 1,600,000 ordinary shares of hashbeaver. As of June 30, 2026, the carrying amount was US$1,599,163, with the difference attributable to foreign currency translation adjustments.